CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 27,854,224	$ 4,370,936	¥ 8,938,341
Restricted cash	2,638,840	414,092	1,234,178
Time deposits and short-term investments	19,668,239	3,086,376	19,701,382
Trade receivable, net of allowance for credit losses of nil, and RMB467 as of December 31, 2020 and 2021, respectively	120,541	18,916	115,549
Inventories	1,617,890	253,882	1,048,004
Prepayments and other current assets, net of allowance for credit losses of nil, and RMB2,192 as of December 31, 2020 and 2021, respectively	480,680	75,429	353,655
Total current assets	52,380,414	8,219,631	31,391,109
Non-current assets:
Long-term investments	156,306	24,528	162,853
Property, plant and equipment, net	4,498,269	705,877	2,478,687
Operating lease right-of-use assets, net	2,061,492	323,493	1,277,006
Intangible assets, net	751,460	117,920	683,281
Other noncurrent assets, net of allowance for credit losses of nil, and RMB3,757 as of December 31, 2020 and 2021, respectively	1,981,076	310,872	321,184
Deferred tax assets	19,896	3,122	59,156
Total non-current assets	9,468,499	1,485,812	4,982,167
Total assets	61,848,913	9,705,443	36,373,276
Current liabilities:
Short-term borrowings	37,042	5,813
Trade and notes payable	9,376,050	1,471,307	3,160,515
Amounts due to related parties	37,455	5,878	19,206
Deferred revenue, current	305,092	47,876	271,510
Operating lease liabilities, current	473,245	74,262	210,531
Accruals and other current liabilities	1,879,368	294,914	647,459
Total current liabilities	12,108,252	1,900,050	4,309,221
Noncurrent liabilities:
Long-term borrowings	5,960,899	935,395	511,638
Deferred revenue, noncurrent	389,653	61,145	135,658
Operating lease liabilities, noncurrent	1,369,825	214,955	1,025,253
Finance lease liabilities, noncurrent			366,883
Deferred tax liabilities	153,723	24,122	36,309
Other noncurrent liabilities	802,259	125,891	184,717
Total noncurrent liabilities	8,676,359	1,361,508	2,260,458
Total liabilities	20,784,611	3,261,558	6,569,679
Commitments and contingencies (Note 29)
SHAREHOLDERS' EQUITY
Treasury Shares	(89)	(14)
Additional paid-in capital	49,390,486	7,750,445	37,289,761
Accumulated other comprehensive loss	(1,521,871)	(238,815)	(1,005,184)
Accumulated deficit	(6,805,635)	(1,067,953)	(6,482,225)
Total shareholders' equity	41,064,302	6,443,885	29,803,597
Total liabilities and shareholders' equity	61,848,913	9,705,443	36,373,276
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1,176	185	1,010
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 235	$ 37	¥ 235